Financial risk and capital management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Detailed information about the group borrowings [Line Items]
Borrowings	€ 10,427	€ 11,288
Percentage of borrowing cosidered to be hedged	97.00%	96.00%
Net exposed debt	€ 336	€ 503
Impact on profit loss plus 100 bps	3	5
Infrastructure project [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 7,617	€ 8,400
Percentage of borrowing cosidered to be hedged	96.00%	97.00%
Net exposed debt	€ 313	€ 251
Impact on profit loss plus 100 bps	3	2
Infrastructure project [Member] | Toll roads division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 7,094	€ 7,945
Percentage of borrowing cosidered to be hedged	96.00%	97.00%
Net exposed debt	€ 258	€ 237
Impact on profit loss plus 100 bps	3	2
Infrastructure project [Member] | Construction division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 97	€ 103
Percentage of borrowing cosidered to be hedged	90.00%	90.00%
Net exposed debt	€ 10	€ 10
Impact on profit loss plus 100 bps	0	0
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 307	€ 211
Percentage of borrowing cosidered to be hedged	95.00%	100.00%
Net exposed debt	€ 17	€ 0
Impact on profit loss plus 100 bps	0	0
Infrastructure project [Member] | Airports division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 77	€ 94
Percentage of borrowing cosidered to be hedged	64.00%	96.00%
Net exposed debt	€ 28	€ 4
Impact on profit loss plus 100 bps	0	0
Infrastructure project [Member] | Resto division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 42	€ 47
Percentage of borrowing cosidered to be hedged	100.00%	100.00%
Net exposed debt	€ 0	€ 0
Impact on profit loss plus 100 bps	0	0
Exinfrastructure project [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 2,810	€ 2,886
Percentage of borrowing cosidered to be hedged	99.00%	91.00%
Net exposed debt	€ 22	€ 255
Impact on profit loss plus 100 bps	€ 0	€ 3